Revenue from contracts with customer - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Change in Assets and Liabilities [Roll Forward]
Contract Assets, Balance at beginning of the year	€ 231.0	€ 95.9
Transferred from contract assets to accounts receivables	(192.2)	(167.4)
Revenue recognized during the year ending in contract assets	83.4	68.7
Contract Liabilities, Transfer between contract assets and liabilities	(3.0)	233.8
Contract Assets, Balance at end of the year	119.2	231.0
Contract Liabilities, Balance at beginning of the year	4,286.0	2,953.2
Revenue recognized that was included in contract liabilities	(2,428.4)	(1,528.4)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	(41.9)	(133.4)
Remaining performance obligations for which considerations have been received	3,781.4	2,760.8
Contract Liabilities, Transfer between contract assets and liabilities	(3.0)	233.8
Contract Liabilities, Balance at end of the year	€ 5,594.1	€ 4,286.0